Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current Assets:
Cash and cash equivalents	$ 1,577	$ 4,054
Marketable securities	415	1,361
Notes receivable - current	1,545	1,750
Prepaid and other current assets	643	668
Total Current Assets	4,180	7,833
Property, plant and equipment, at cost:
Property, plant and equipment	91,772	101,187
Less accumulated depreciation and depletion	(71,219)	(65,778)
Net property, plant and equipment	20,553	35,409
Restricted cash	3,732	3,668
Notes receivable, non-current	1,493	3,328
Total Assets	29,958	50,238
Current Liabilities:
Accounts payable	776	538
Accrued liabilities	1,688	2,352
Current portion of asset retirement obligations	708	1,078
Total Current Liabilities	3,172	3,968
Asset retirement obligations, net of current portion	5,495	4,653
Other long-term liabilities	500	500
Total Liabilities	9,167	9,121
Commitments and Contingencies
Stockholders' Equity:
Common Stock, Value, Issued	1	28
Paid-in capital	313,012	297,250
Accumulated Other Comprehensive Income (Loss), Net of Tax	(90)	287
Accumulated deficit	(291,874)	(256,190)
Less: Treasury stock (8,025 and 8,025 shares, respectively), at cost	(258)	(258)
Total Stockholders' Equity	20,791	41,117
Total Liabilities and Stockholders' Equity	$ 29,958	$ 50,238